UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Multi-Sector Income Fund.

Date of reporting period: July 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.74%
FHLMC (5 Year Treasury Constant Maturity +2.06%) ±	3.54%	9-1-2032	$915,162	$945,108
FHLMC	8.50	7-1-2028	32,962	37,217
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	3.62	2-1-2037	197,379	207,649
FHLMC Series 196 Class A (1 Month LIBOR +0.80%) ±	2.72	12-15-2021	6,588	6,622
FHLMC Series 2011-K16 Class B 144A±±	4.60	11-25-2046	1,000,000	1,031,588
FHLMC Series 2012-K17 Class B 144A±±	4.34	12-25-2044	675,000	691,733
FHLMC Series 2012-K18 Class B 144A±±	4.26	1-25-2045	810,000	826,725
FHLMC Series 2012-K706 Class B 144A±±	4.02	11-25-2044	500,000	499,675
FHLMC Series 2012-K706 Class C 144A±±	4.02	11-25-2044	805,000	804,129
FHLMC Series 2012-K707 Class B 144A±±	3.88	1-25-2047	930,000	930,406
FHLMC Series 2012-K711 Class B 144A±±	3.56	8-25-2045	264,000	264,602
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	691,835
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	2.52	12-15-2031	17,415	17,495
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	2.47	2-15-2033	51,072	51,104
FHLMC Series K007 Class X1 ±±(c)	1.04	4-25-2020	764,802	10,700
FHLMC Series K016 Class X1 ±±(c)	1.51	10-25-2021	360,246	14,176
FHLMC Series K020 Class X1 ±±(c)	1.55	5-25-2022	6,358,094	277,910
FNMA (6 Month LIBOR +1.64%) ±	3.27	9-1-2037	53,761	55,579
FNMA	6.00	4-1-2033	59,460	60,880
FNMA	7.50	2-1-2030	22,177	22,292
FNMA	7.50	9-1-2030	28,789	28,939
FNMA Series 1996-46 Class FA (1 Month LIBOR +0.50%) ±	2.56	8-25-2021	2,904	2,906
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	475,473	10,928
FNMA Series 2001-25 Class Z	6.00	6-25-2031	88,280	94,227
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	2.66	7-25-2031	4,178	4,241
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	2.56	6-25-2031	4,206	4,229
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	2.48	12-18-2032	31,773	31,793
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	2.61	1-25-2033	7,321	7,415
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	2.51	6-25-2021	4,323	4,339
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	3.11	3-25-2022	19,123	19,340
GNMA	6.50	6-15-2028	21,382	23,486
Total Agency Securities (Cost $7,466,826)				7,679,268

Asset-Backed Securities : 0.96%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	135,623	134,879
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	2.72	10-25-2032	157,508	158,010
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.20	2-25-2034	86,397	88,759
CVS Pass-Through Trust Series T	6.04	12-10-2028	473,461	503,523
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±±	4.62	7-25-2034	59,930	59,791
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	992,144
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.40%) ±144A	2.89	12-25-2031	11,645	11,479
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000	165,887
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	3.09	5-20-2030	507,206	511,620
Navient SLM Student Loan Series 2005-B Class A3 (3 Month LIBOR +0.27%) ±	2.61	12-15-2023	18,632	18,634
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.96	12-25-2030	120,494	123,189
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	367,768	372,742
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.58	2-25-2028	102,584	101,802
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%) ±	2.66	10-25-2027	40,649	40,171
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) ±144A	3.28	10-25-2027	441,371	446,163
World Financial Network Credit Card Master Trust Series 2016-C Class M	1.98	8-15-2023	500,000	492,370
Total Asset-Backed Securities (Cost $4,254,068)				4,221,163

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name			Shares	Value
Common Stocks : 0.00%

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	$997

Total Common Stocks (Cost $779)				997

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 76.25%
Consumer Discretionary : 15.37%

Auto Components : 1.33%
Allison Transmission Incorporated 144A	4.75%	10-1-2027	$650,000	602,875
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000	2,210,625
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,898,100
Cooper Tire & Rubber Company	8.00	12-15-2019	600,000	634,200
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	511,875
				5,857,675

Distributors : 0.27%
LKQ Corporation	4.75	5-15-2023	1,075,000	1,075,000
Spectrum Brands Incorporated	6.63	11-15-2022	125,000	128,750
				1,203,750

Diversified Consumer Services : 1.37%
Carriage Services Incorporated 144A	6.63	6-1-2026	575,000	588,656
Service Corporation International	4.63	12-15-2027	650,000	617,500
Service Corporation International	5.38	5-15-2024	100,000	101,250
Service Corporation International	7.50	4-1-2027	3,400,000	3,791,000
Service Corporation International	8.00	11-15-2021	850,000	943,500
				6,041,906

Hotels, Restaurants & Leisure : 1.38%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,531,000	3,592,793
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	425,000	425,000
Pinnacle Entertainment Incorporated	5.63	5-1-2024	325,000	340,438
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	1,725,000	1,722,844
				6,081,075

Internet & Direct Marketing Retail : 0.18%
Expedia Incorporated	5.95	8-15-2020	750,000	785,404

Media : 8.06%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,407,206
Altice US Finance I Corporation 144A	5.50	5-15-2026	1,275,000	1,251,094
CCO Holdings LLC 144A	4.00	3-1-2023	100,000	95,500
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	140,438
CCO Holdings LLC	5.13	2-15-2023	100,000	99,500
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	429,750
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,262,500
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,077,375
CCO Holdings LLC 144A	5.50	5-1-2026	215,000	211,238
CCO Holdings LLC	5.75	9-1-2023	50,000	50,625
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000	3,355,763
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000	1,271,875
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,139,113
Cinemark USA Incorporated	4.88	6-1-2023	375,000	369,488

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC 144A	5.38%	2-1-2028	$425,000	$400,439
CSC Holdings LLC	8.63	2-15-2019	383,000	393,054
Dish Network Corporation	3.38	8-15-2026	325,000	295,248
EMI Music Publishing Group 144A	7.63	6-15-2024	1,425,000	1,533,656
Gray Television Incorporated 144A	5.13	10-15-2024	450,000	432,000
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000	3,787,813
Interpublic Group of Companies	4.00	3-15-2022	750,000	751,300
Lamar Media Corporation	5.38	1-15-2024	375,000	384,375
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000	1,380,750
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	250,000	249,375
National CineMedia LLC	6.00	4-15-2022	1,950,000	1,979,250
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	850,000	837,250
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	950,000	965,438
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	72,891
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,170
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	781,781
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,200,000	1,991,000
The E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000	2,314,712
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	758,138
				35,490,105

Multiline Retail : 0.14%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	596,592

Specialty Retail : 2.20%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	613,278
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000	1,169,125
Group 1 Automotive Incorporated	5.00	6-1-2022	200,000	197,500
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	1,500,000	1,462,500
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	902,475
Penske Auto Group Incorporated	3.75	8-15-2020	540,000	533,250
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,101,625
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,179,278
Sonic Automotive Incorporated	5.00	5-15-2023	849,000	800,183
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	724,625

				9,683,839
Textiles, Apparel & Luxury Goods : 0.44%
The William Carter Company	5.25	8-15-2021	600,000	607,710
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,411,000	1,340,450
				1,948,160

Consumer Staples : 1.44%

Beverages : 0.28%
Anheuser-Busch InBev Finance Incorporated	3.75	1-15-2022	600,000	608,009
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	649,688
				1,257,697

Food Products : 0.94%
B&G Foods Incorporated	4.63	6-1-2021	300,000	297,375
B&G Foods Incorporated	5.25	4-1-2025	1,050,000	1,008,000
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	182,925
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	745,545
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	175,000	171,500
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,247,906
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	150,000	139,875
Pinnacle Foods Incorporated	5.88	1-15-2024	75,000	78,844

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Prestige Brands Incorporated 144A	6.38%	3-1-2024	$280,000	$279,650
				4,151,620

Household Products : 0.06%
Central Garden & Pet Company	5.13	2-1-2028	225,000	210,375
Spectrum Brands Incorporated	5.75	7-15-2025	50,000	49,875
				260,250

Tobacco : 0.16%
Reynolds American Incorporated	6.88	5-1-2020	650,000	689,254

Energy : 19.57%

Energy Equipment & Services : 5.84%
Bristow Group Incorporated	6.25	10-15-2022	3,430,000	2,641,100
Bristow Group Incorporated 144A	8.75	3-1-2023	775,000	759,500
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,325,000	954,000
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,308,875
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,393,813
Hilcorp Energy Company 144A	5.75	10-1-2025	1,775,000	1,770,563
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	4,750,000	4,239,375
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	150,000	109,875
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,325,000	1,053,375
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000	350,875
NGPL PipeCo LLC 144A	4.88	8-15-2027	550,000	549,313
NGPL PipeCo LLC 144A	7.77	12-15-2037	6,435,000	7,915,050
Oceaneering International Incorporated	6.00	2-1-2028	800,000	796,291
USA Compression Partners LP 144A	6.88	4-1-2026	850,000	874,438
				25,716,443

Oil, Gas & Consumable Fuels : 13.73%
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	800,000	864,000
Cheniere Energy Partners LP	5.25	10-1-2025	3,875,000	3,855,625
Continental Resources Incorporated	3.80	6-1-2024	700,000	687,586
Continental Resources Incorporated	4.38	1-15-2028	250,000	249,250
Continental Resources Incorporated	5.00	9-15-2022	540,000	547,963
DCP Midstream Operating LP	2.70	4-1-2019	725,000	719,563
Denbury Resources Incorporated	6.38	8-15-2021	3,209,000	3,016,460
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000	716,560
El Paso LLC	6.50	4-1-2020	750,000	787,080
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,338,602
Enable Midstream Partner LP	3.90	5-15-2024	1,750,000	1,684,165
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	250,000	259,378
Energy Transfer Partners LP	5.20	2-1-2022	750,000	780,878
EnLink Midstream Partners LLC	4.40	4-1-2024	3,200,000	3,072,128
EnLink Midstream Partners LP	4.85	7-15-2026	600,000	576,872
Exterran Partners LP	6.00	4-1-2021	2,550,000	2,537,250
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	752,714
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	302,360
Kinder Morgan Incorporated	7.42	2-15-2037	800,000	919,161
Matador Resources Company	6.88	4-15-2023	300,000	315,375
Murphy Oil Corporation	4.45	12-1-2022	1,250,000	1,235,488
Murphy Oil Corporation	5.75	8-15-2025	185,000	185,466
Murphy Oil Corporation	6.88	8-15-2024	850,000	892,500
Nabors Industries Incorporated	0.75	1-15-2024	1,425,000	1,112,234
Nabors Industries Incorporated	4.63	9-15-2021	750,000	736,875
Phillips 66	4.30	4-1-2022	625,000	642,624
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	759,292
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,500,000	3,601,150
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	3,074,000	3,565,840
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	288,000

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Rose Rock Midstream LP	5.63%	7-15-2022	$1,300,000	$1,280,500
Rose Rock Midstream LP	5.63	11-15-2023	825,000	787,875
Sabine Pass Liquefaction LLC	5.63	2-1-2021	600,000	627,307
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,500,000	1,600,388
Sabine Pass Liquefaction LLC	5.63	3-1-2025	410,000	437,096
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,000,000	1,075,670
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,575,000	1,699,931
SemGroup Corporation	6.38	3-15-2025	3,425,000	3,288,000
SemGroup Corporation	7.25	3-15-2026	1,000,000	997,500
Southern Star Central Corporation 144A	5.13	7-15-2022	925,000	925,000
Southwestern Energy Company	7.50	4-1-2026	400,000	415,000
Southwestern Energy Company	7.75	10-1-2027	400,000	418,250
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000	217,125
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	150,000	150,375
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	5,200,000	5,330,000
Tesoro Logistics LP	6.38	5-1-2024	450,000	479,075
Ultra Resources Incorporated 144A	6.88	4-15-2022	770,000	512,050
Ultra Resources Incorporated 144A	7.13	4-15-2025	2,425,000	1,448,938
Western Gas Partners LP	5.38	6-1-2021	15,000	15,534
Williams Partners LP	3.35	8-15-2022	750,000	736,815
				60,444,868

Financials : 7.51%

Banks : 1.27%
Bank of America Corporation	5.70	1-24-2022	250,000	269,948
Citigroup Incorporated	4.13	3-9-2021	60,000	59,925
Citigroup Incorporated	4.50	1-14-2022	250,000	256,655
Citigroup Incorporated	5.25	3-7-2025	10,000	10,225
Citigroup Incorporated	6.13	3-9-2028	75,000	78,750
City National Bank	5.38	7-15-2022	500,000	526,856
International Bank for Reconstruction & Development	7.50	6-9-2021	5,000,000	1,325,101
International Finance Corporation	7.50	5-9-2022	9,000,000	2,314,443
JPMorgan Chase & Company	3.38	5-1-2023	750,000	733,320
				5,575,223

Capital Markets : 0.48%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	4.69	6-25-2033	171,351	171,361
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	793,582
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	801,128
MSCI Incorporated 144A	5.38	5-15-2027	350,000	352,625
				2,118,696

Consumer Finance : 1.40%
Ally Financial Incorporated	8.00	12-31-2018	780,000	795,210
Ally Financial Incorporated	8.00	3-15-2020	880,000	937,200
Discover Financial Services	5.20	4-27-2022	750,000	780,473
FirstCash Incorporated 144A	5.38	6-1-2024	575,000	572,125
General Motors Financial Company Incorporated	3.70	5-9-2023	750,000	734,543
Navient Corporation	8.00	3-25-2020	930,000	981,150
Springleaf Finance Corporation	6.00	6-1-2020	825,000	849,750
Springleaf Finance Corporation	7.13	3-15-2026	500,000	508,125
				6,158,576

Diversified Financial Services : 2.72%
Infinity Acquisition LLC 144A	7.25	8-1-2022	960,000	977,405
ING US Incorporated	5.50	7-15-2022	750,000	797,290
LPL Holdings Incorporated 144A	5.75	9-15-2025	10,025,000	9,724,250

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Vantiv LLC 144A	4.38%	11-15-2025	$500,000	$473,125
				11,972,070

Insurance : 1.64%
American International Group Incorporated	4.88	6-1-2022	750,000	784,388
AmWINS Group Incorporated 144A	7.75	7-1-2026	1,125,000	1,175,625
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	685,146
HUB International Limited 144A	7.00	5-1-2026	500,000	501,875
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	780,402
ProAssurance Corporation	5.30	11-15-2023	750,000	788,589
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	690,000
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	1,175,000	1,160,313
W.R. Berkley Corporation	4.63	3-15-2022	650,000	670,391
				7,236,729

Health Care : 7.74%

Biotechnology : 0.17%
Amgen Incorporated	3.63	5-15-2022	750,000	756,023

Health Care Equipment & Supplies : 1.42%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	386,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	203,000
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000	1,861,879
Hologic Incorporated 144A	4.63	2-1-2028	225,000	211,500
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	1,425,000	1,458,017
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000	471,875
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	1,600,000	1,644,000
				6,236,271

Health Care Providers & Services : 5.12%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000	193,325
Centene Corporation 144A	5.38	6-1-2026	575,000	588,656
Centene Corporation	6.13	2-15-2024	325,000	342,063
CHS Incorporated	5.13	8-1-2021	1,850,000	1,749,989
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	786,206
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	950,000	895,375
Express Scripts Holding Company	3.90	2-15-2022	665,000	666,101
HCA Incorporated	5.25	6-15-2026	325,000	329,875
HCA Incorporated	6.50	2-15-2020	1,400,000	1,457,120
HealthSouth Corporation	5.75	9-15-2025	575,000	577,875
Mednax Incorporated 144A	5.25	12-1-2023	475,000	471,438
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,861,000	2,961,135
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,064,250
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,551,375
MPT Operating Partnership LP	6.38	3-1-2024	110,000	115,500
NVA Holdings Company 144A	6.88	4-1-2026	200,000	199,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	475,000	491,031
Select Medical Corporation	6.38	6-1-2021	3,050,000	3,080,500
Tenet Healthcare Corporation	4.63	7-15-2024	436,000	422,375
Tenet Healthcare Corporation	6.00	10-1-2020	700,000	727,125
Vizient Incorporated 144A	10.38	3-1-2024	3,550,000	3,896,125
				22,566,439

Health Care Technology : 0.55%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,950,000	1,886,625
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	300,000	304,500

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Technology (continued)
Quintiles IMS Holdings Incorporated 144A	5.00%	10-15-2026	$225,000	$224,258
				2,415,383

Life Sciences Tools & Services : 0.24%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	275,000	278,438
Life Technologies Corporation	6.00	3-1-2020	750,000	779,839
				1,058,277

Pharmaceuticals : 0.24%
Valeant Pharmaceuticals International 144A	8.50	1-31-2027	300,000	308,100
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	731,644
				1,039,744

Industrials : 4.57%
Aerospace & Defense : 0.66%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	993,357
L-3 Communications Corporation	4.95	2-15-2021	750,000	775,865
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,200,000	1,152,000
				2,921,222

Airlines : 0.82%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000	1,186,515
BBA US Holdings Incorporated 144A	5.38	5-1-2026	2,025,000	2,040,167
Delta Air Lines Incorporated	4.75	11-7-2021	358,856	365,064
				3,591,746

Commercial Services & Supplies : 2.75%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000	1,728,125
Aramark Services Incorporated 144A	5.00	2-1-2028	225,000	217,058
Aramark Services Incorporated	5.13	1-15-2024	545,000	549,769
Covanta Holding Corporation	5.88	3-1-2024	1,530,000	1,530,000
Covanta Holding Corporation	5.88	7-1-2025	900,000	879,750
Covanta Holding Corporation	6.38	10-1-2022	1,750,000	1,791,563
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,950,000	4,826,250
Waste Pro USA Incorporated 144A	5.50	2-15-2026	375,000	358,125
Wrangler Buyer Corporation 144A	6.00	10-1-2025	250,000	235,000
				12,115,640

Industrial Conglomerates : 0.04%
General Electric Capital Corporation	4.65	10-17-2021	187,000	194,360

Professional Services : 0.13%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	559,821

Road & Rail : 0.14%
TTX Company 144A	2.60	6-15-2020	650,000	639,724

Trading Companies & Distributors : 0.02%
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	75,259

Information Technology : 6.22%

Communications Equipment : 0.36%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000	849,750

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Motorola Solutions Incorporated	3.75%	5-15-2022	$750,000	$748,005
				1,597,755

Electronic Equipment, Instruments & Components : 0.14%
Keysight Technologies	4.60	4-6-2027	600,000	608,076

Internet Software & Services : 0.86%
Infor (US) Incorporated	6.50	5-15-2022	550,000	556,875
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	555,500
Zayo Group LLC 144A	5.75	1-15-2027	1,150,000	1,138,500
Zayo Group LLC	6.00	4-1-2023	75,000	76,688
Zayo Group LLC	6.38	5-15-2025	1,400,000	1,449,000
				3,776,563

IT Services : 1.98%
Cardtronics Incorporated	5.13	8-1-2022	560,000	530,600
Cardtronics Incorporated 144A	5.50	5-1-2025	1,390,000	1,237,100
First Data Corporation 144A	5.00	1-15-2024	2,725,000	2,748,844
First Data Corporation 144A	5.38	8-15-2023	332,000	336,565
First Data Corporation 144A	5.75	1-15-2024	375,000	383,438
First Data Corporation 144A	7.00	12-1-2023	975,000	1,020,094
Gartner Incorporated 144A	5.13	4-1-2025	2,425,000	2,446,573
				8,703,214

Semiconductors & Semiconductor Equipment : 0.06%
Micron Technology Incorporated	5.50	2-1-2025	256,000	264,640

Software : 0.24%
CDK Global Incorporated	5.00	10-15-2024	225,000	229,500
CDK Global Incorporated	5.88	6-15-2026	175,000	179,375
Fair Isaac Corporation 144A	5.25	5-15-2026	175,000	175,752
Symantec Corporation 144A	5.00	4-15-2025	475,000	468,505
				1,053,132

Technology Hardware, Storage & Peripherals : 2.59%
Dell International LLC 144A	5.88	6-15-2021	1,000,000	1,023,675
Dell International LLC 144A	7.13	6-15-2024	4,525,000	4,864,375
Hewlett-Packard Company	4.05	9-15-2022	750,000	761,093
NCR Corporation	5.88	12-15-2021	5,000	5,075
NCR Corporation	6.38	12-15-2023	4,650,000	4,743,000
				11,397,218

Materials : 2.09%

Chemicals : 0.26%
Dow Chemical Company	4.13	11-15-2021	750,000	763,725
Valvoline Incorporated	5.50	7-15-2024	375,000	378,750
				1,142,475

Containers & Packaging : 1.83%
Ball Corporation	4.88	3-15-2026	575,000	572,844
Ball Corporation	5.00	3-15-2022	25,000	25,688
Ball Corporation	5.25	7-1-2025	190,000	194,750
Berry Plastics Corporation	5.13	7-15-2023	350,000	347,375
Berry Plastics Corporation	6.00	10-15-2022	215,000	219,838
Crown Americas LLC 144A	4.75	2-1-2026	850,000	799,000

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Crown Cork & Seal Company Incorporated	7.38%	12-15-2026	$35,000	$37,800
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,500,000	1,458,750
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	275,000	276,898
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	325,000	329,875
Owens-Illinois Incorporated 144A	6.38	8-15-2025	3,100,000	3,177,465
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	198,880
Sealed Air Corporation 144A	5.25	4-1-2023	325,000	330,688
Silgan Holdings Incorporated	5.50	2-1-2022	75,000	75,750
				8,045,601

Metals & Mining : 0.00%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	3,170,000	0

Real Estate : 4.23%

Equity REITs : 4.23%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	668,855
American Tower Corporation	5.90	11-1-2021	650,000	692,222
CoreCivic Incorporated	5.00	10-15-2022	575,000	573,563
DDR Corporation	4.70	6-1-2027	600,000	601,963
Equinix Incorporated	5.75	1-1-2025	1,275,000	1,314,844
Equinix Incorporated	5.88	1-15-2026	425,000	439,344
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,700,000	1,649,000
Essex Portfolio LP	3.63	8-15-2022	750,000	745,508
Iron Mountain Incorporated 144A	5.25	3-15-2028	675,000	624,375
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000	142,688
Iron Mountain Incorporated	6.00	8-15-2023	2,500,000	2,556,250
MGM Growth Properties LLC	4.50	1-15-2028	400,000	365,000
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	572,198
Sabra Health Care REIT Incorporated	5.38	6-1-2023	900,000	902,250
Sabra Health Care REIT Incorporated	5.50	2-1-2021	1,225,000	1,241,844
SBA Communications Corporation	4.00	10-1-2022	225,000	217,760
SBA Communications Corporation	4.88	7-15-2022	640,000	637,600
The Geo Group Incorporated	5.13	4-1-2023	800,000	778,768
The Geo Group Incorporated	5.88	1-15-2022	1,565,000	1,580,650
The Geo Group Incorporated	5.88	10-15-2024	840,000	819,000
The Geo Group Incorporated	6.00	4-15-2026	184,000	179,400
Ventas Realty LP	4.25	3-1-2022	650,000	662,089
Welltower Incorporated	5.25	1-15-2022	650,000	676,590
				18,641,761

Telecommunication Services : 2.91%

Diversified Telecommunication Services : 1.28%
AT&T Incorporated	3.80	3-15-2022	750,000	752,093
GCI Incorporated	6.75	6-1-2021	1,000,000	1,012,950
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	964,031
Level 3 Financing Incorporated	5.25	3-15-2026	650,000	626,438
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	300,750
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	693,000
Level 3 Financing Incorporated	5.38	5-1-2025	625,000	609,375
Level 3 Financing Incorporated	5.63	2-1-2023	500,000	503,750
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	176,586
				5,638,973

Wireless Telecommunication Services : 1.63%
Sprint Capital Corporation	6.88	11-15-2028	1,025,000	986,563
Sprint Capital Corporation	8.75	3-15-2032	1,625,000	1,748,906
Sprint Communications Incorporated	7.00	8-15-2020	225,000	235,125

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	4.00%	4-15-2022	$650,000	$642,688
T-Mobile USA Incorporated	4.50	2-1-2026	125,000	117,500
T-Mobile USA Incorporated	4.75	2-1-2028	125,000	115,900
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	426,870
T-Mobile USA Incorporated	5.38	4-15-2027	1,500,000	1,479,375
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	309,000
T-Mobile USA Incorporated	6.38	3-1-2025	975,000	1,016,438
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	83,400
				7,161,765

Utilities : 4.60%

Electric Utilities : 0.21%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	767,877
NextEra Energy Incorporated 144A	4.25	9-15-2024	175,000	168,875
				936,752

Gas Utilities : 0.22%
AmeriGas Partners LP	5.75	5-20-2027	1,000,000	956,250

Independent Power & Renewable Electricity Producers : 3.88%
NSG Holdings LLC 144A	7.75	12-15-2025	4,670,629	5,131,853
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,225,000	5,264,188
TerraForm Power Operating LLC 144A	4.25	1-31-2023	3,025,000	2,911,563
TerraForm Power Operating LLC 144A	5.00	1-31-2028	675,000	635,344
TerraForm Global Operating LLC 144A	6.13	3-1-2026	1,175,000	1,142,688
TerraForm Power Operating LLC 144A	6.63	6-15-2025	1,850,000	1,970,250
				17,055,886

Multi-Utilities : 0.29%
Ameren Illinois Company	9.75	11-15-2018	500,000	509,916
CMS Energy Corporation	5.05	3-15-2022	750,000	783,645
				1,293,561

Total Corporate Bonds and Notes (Cost $334,313,918)				335,713,463

Foreign Corporate Bonds and Notes @: 4.28%

Energy : 0.30%

Oil, Gas & Consumable Fuels : 0.30%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,331,995

Financials : 3.66%

Banks : 3.60%
European Investment Bank (BRL)	7.25	6-28-2021	9,000,000	2,371,513
European Investment Bank (ZAR)	8.00	5-5-2027	21,000,000	1,556,241
European Investment Bank (ZAR)	8.38	7-29-2022	40,000,000	3,067,674
European Investment Bank (ZAR)	8.75	8-18-2025	20,000,000	1,536,358
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,354,260
International Bank for Reconstruction & Development (ZAR)	7.00	6-7-2023	15,000,000	1,084,716
KfW (AUD)	5.00	3-19-2024	1,300,000	1,076,000
Landwirtschaftliche Rentenbank (ZAR)	6.00	3-18-2019	35,000,000	2,629,964
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,146,573
				15,823,299

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 0.06%
AA Bond Company Limited (GBP)	4.25%	7-31-2043	200,000	$271,038

Telecommunication Services : 0.32%

Wireless Telecommunication Services : 0.32%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,412,149

Total Foreign Corporate Bonds and Notes (Cost $20,887,774)				18,838,481

Foreign Government Bonds @: 22.54%
Colombia (COP)	7.00	9-11-2019	18,500,000,000	6,546,606
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,710,013
Colombia (COP)	7.50	8-26-2026	22,725,000,000	8,241,749
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,905,838
India (INR)	7.80	4-11-2021	435,000,000	6,360,772
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	9,301,566
Indonesia (IDR)	8.38	9-15-2026	110,000,000,000	7,855,724
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,939,779
Malaysia (MYR)	4.23	6-30-2031	51,300,000	12,228,822
Mexico (MXN)	5.75	3-5-2026	72,000,000	3,419,408
Mexico (MXN)	8.00	11-7-2047	217,500,000	11,824,839
Mexico (MXN)	10.00	12-5-2024	62,120,000	3,708,385
Mexico (MXN)	10.00	12-5-2024	14,100,000	841,729
New Zealand (NZD)	4.50	4-15-2027	8,250,000	6,443,221
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,556,930
Republic of Peru (PEN)	6.35	8-12-2028	16,400,000	5,353,046
Total Foreign Government Bonds (Cost $112,150,824)				99,238,427

Loans : 19.77%

Consumer Discretionary : 5.24%

Auto Components : 0.72%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.84	9-23-2022	$1,836,180	1,844,700
Belron Finance US LLC (3 Month LIBOR +2.50%) ±‡	4.86	11-7-2024	298,500	299,246
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.82	4-15-2021	1,036,583	1,037,879
				3,181,825

Distributors : 0.56%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.59	11-14-2022	2,447,419	2,450,919

Food & Staples Retailing : 0.09%
TKC Holdings Incorporated (1 Month LIBOR +3.75%) ±	5.83	2-1-2023	395,000	394,605

Hotels, Restaurants & Leisure : 2.55%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.83	8-8-2021	621,798	623,197
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.08	11-30-2023	897,000	896,363
Greektown Holdings LLC (1 Month LIBOR +3.00%) ±	5.08	4-25-2024	4,962,406	4,960,322
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.59	12-7-2022	5,361,563	4,736,029
				11,215,911

Household Products : 0.14%
Anchor Glass Container Corporation (1 Month LIBOR +7.75%) ±	9.82	12-7-2024	650,000	424,665
Lifetime Brands Incorporated (1 Month LIBOR +3.50%) ±‡	5.58	2-28-2025	199,500	199,001
				623,666

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Internet & Direct Marketing Retail : 0.07%
Shutterfly Incorporated (1 Month LIBOR +2.75%) ±	4.83%	8-17-2024	$325,000	$326,219

Media : 1.11%
A-L Parent LLC (1 Month LIBOR +3.25%) ±‡	5.33	12-1-2023	3,447,500	3,460,428
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	4.33	7-28-2025	710,608	707,055
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.57	1-25-2026	149,625	149,375
Mission Broadcasting Incorporated (1 Month LIBOR +2.50%) ±	4.59	1-17-2024	31,566	31,576
National CineMedia LLC (1 Month LIBOR +3.00%) ±	5.09	10-31-2021	300,000	300,189
Nexstar Broadcasting Group Incorporated (1 Month LIBOR +2.50%) ±	4.59	1-17-2024	236,787	236,860
				4,885,483

Consumer Staples : 0.18%

Food Products : 0.18%
B&G Foods Incorporated (1 Month LIBOR +2.00%) ±	4.08	11-2-2022	492,417	493,560
CHG PPC Parent LLC (1 Month LIBOR +2.75%) ±‡	4.83	3-31-2025	125,000	124,844
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	4.08	1-26-2024	151,538	151,673
				770,077

Energy : 0.74%

Energy Equipment & Services : 0.15%
ExGen Renewables IV LLC (3 Month LIBOR +3.00%) ±‡	5.31	11-28-2024	637,455	641,439

Oil, Gas & Consumable Fuels : 0.59%
Chesapeake Energy Corporation (1 Month LIBOR +7.50%) ±	9.58	8-23-2021	450,000	470,025
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±	5.08	2-17-2025	224,438	217,424
Traverse Midstream Partners LLC (3 Month LIBOR +4.00%) ±	6.34	9-27-2024	575,000	576,995
Ultra Resources Incorporated (1 Month LIBOR +3.00%) ±	5.08	4-12-2024	1,475,000	1,344,713
				2,609,157

Financials : 2.82%

Capital Markets : 0.48%
EIG Management Company LLC (3 Month LIBOR +3.75%) ±	6.08	2-22-2025	124,688	125,414
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.32	7-17-2025	776,183	771,332
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.25%) ±	5.33	6-1-2023	593,148	593,148
Victory Capital Holdings Incorporated (3 Month LIBOR +2.75%) ±	5.08	2-12-2025	644,129	644,934
				2,134,828

Consumer Finance : 0.04%
KAR Auction Services Incorporated (1 Month LIBOR +2.50%) ±	4.63	3-9-2023	153,827	154,019

Diversified Financial Services : 1.19%
Ipreo Holdings LLC (2 Month LIBOR +2.00%) ±	7.00	8-6-2021	139,595	139,421
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.49	9-23-2024	1,069,022	1,069,022
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	4.10	10-4-2023	466,717	463,968
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ±‡	5.58	4-30-2022	2,439,837	2,448,986
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.84	4-30-2023	1,090,000	1,100,900
				5,222,297

Insurance : 1.11%
Alliant Holdings Intermediate LLC (1 Month LIBOR +3.00%) ±	5.08	5-9-2025	1,382,265	1,381,656
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	4.83	1-25-2024	890,658	890,284
Hub International Limited (2 Month LIBOR +3.00%) ±	5.33	4-25-2025	1,250,000	1,248,750

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Solera Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.83%	3-3-2023	$1,085,759	$1,086,606
USI Incorporated (3 Month LIBOR +3.00%) ±	5.33	5-16-2024	298,124	297,155
				4,904,451

Health Care : 2.24%

Health Care Equipment & Supplies : 0.43%
DJO Finance LLC (1 Month LIBOR +3.25%) ±	5.46	6-8-2020	552,900	551,634
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	5.58	2-2-2024	1,322,876	1,325,628
				1,877,262

Health Care Providers & Services : 0.55%
CHS Incorporated (3 Month LIBOR +3.25%) ±	5.56	1-27-2021	557,504	547,207
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	5.08	6-7-2023	462,824	462,709
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	8.58	10-21-2024	516,856	522,025
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.33	9-2-2024	247,814	247,762
TeamHealth Holdings Incorporated (1 Month LIBOR +2.75%) ±‡	4.83	2-6-2024	442,886	430,153
Vizient Incorporated (1 Month LIBOR +2.75%) ±‡	4.83	2-13-2023	192,929	193,251
				2,403,107

Health Care Technology : 0.64%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.83	3-1-2024	660,674	659,392
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±	4.83	10-23-2023	2,182,429	2,181,752
				2,841,144

Life Sciences Tools & Services : 0.10%
Syneos Health Incorporated (1 Month LIBOR +2.00%) ±	4.08	8-1-2024	434,922	434,513

Pharmaceuticals : 0.52%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	6.38	4-29-2024	293,721	293,782
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	5.09	6-2-2025	2,016,953	2,018,748
				2,312,530

Industrials : 2.89%

Aerospace & Defense : 0.55%
TransDigm Incorporated (1 Month LIBOR +2.50%) ±	4.58	8-22-2024	2,448,900	2,448,900

Commercial Services & Supplies : 1.16%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.19	11-10-2023	1,191,960	1,192,412
Advantage Sales & Marketing LLC (1 Month LIBOR +3.25%) ±	5.33	7-25-2021	223,869	210,507
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.58	7-25-2022	1,250,000	1,089,063
Sedgwick Claims Management Services Incorporated (1 Month LIBOR +2.75%) ±	4.83	3-1-2021	517,481	516,617
WASH Multifamily Laundry Systems LLC 1st Lien Term (1 Month LIBOR +3.25%) ±‡	5.33	5-14-2022	169,205	168,359
WASH Multifamily Laundry Systems LLC 2015 Term Loan B (1 Month LIBOR +3.25%) ±‡	5.33	5-14-2022	966,172	961,341
Wrangler Buyer Corporation (1 Month LIBOR +2.75%) ±	4.83	9-27-2024	970,499	972,324
				5,110,623

Communications Equipment : 0.25%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.08	4-30-2025	1,094,500	1,094,752

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Electrical Equipment : 0.10%
Generac Power Systems Incorporated (1 Month LIBOR +1.75%) ±	3.84%	5-31-2023	$425,780	$425,248

Machinery : 0.68%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.83	1-31-2024	973,039	973,039
Gates Global LLC (3 Month LIBOR +2.75%) ±	5.08	4-1-2024	604,670	605,777
Harsco Corporation (1 Month LIBOR +2.25%) ±	4.38	12-6-2024	100,000	100,417
Onex Wizard Acquisition Company (1 Month LIBOR +2.75%) ±	4.83	3-13-2022	572,855	574,287
RBS Global Incorporated (1 Month LIBOR +2.25%) ±	4.31	8-21-2024	750,000	751,020
				3,004,540

Professional Services : 0.15%
TransUnion (1 Month LIBOR +2.00%) ±	4.08	4-10-2023	598,492	599,737
TransUnion (1 Month LIBOR +2.00%) ±	4.08	6-19-2025	50,000	50,032
				649,769

Information Technology : 2.35%

Electronic Equipment, Instruments & Components : 0.51%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.08	9-7-2023	2,255,168	2,255,348

Internet Software & Services : 1.65%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.33	10-19-2023	5,892,103	5,892,103
Applied Systems Incorporated (3 Month LIBOR +3.00%) ±	5.33	9-19-2024	322,563	323,504
Infor US Incorporated (1 Month LIBOR +2.75%) ±	4.83	2-1-2022	774,947	775,777
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	5.58	9-30-2022	143,922	144,024
Zayo Group LLC (1 Month LIBOR +2.25%) ±	4.33	1-19-2024	132,244	132,693
				7,268,101

Semiconductors & Semiconductor Equipment : 0.08%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	3.83	4-26-2022	343,000	343,713

Software : 0.11%
SS&C Technologies Incorporated (1 Month LIBOR +2.50%) ±	4.58	4-16-2025	351,246	352,124
SS&C Technologies Incorporated (1 Month LIBOR +2.50%) ±	4.58	4-16-2025	134,731	135,068
				487,192

Materials : 0.90%

Containers & Packaging : 0.90%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	4.08	10-1-2022	387,258	387,838
Flex Acquisition Company Incorporated (3 Month LIBOR +3.25%) ±	5.75	6-29-2025	750,000	749,063
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.83	2-5-2023	2,456,344	2,463,664
RING Container Technologies (1 Month LIBOR +2.75%) ±	4.83	10-31-2024	348,250	347,379
				3,947,944

Real Estate : 1.28%

Equity REITs : 0.79%
ESH Hospitality Incorporated (1 Month LIBOR +2.00%) ±	4.08	8-30-2023	1,217,695	1,215,662
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.08	4-25-2023	317,562	317,711
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	4.08	3-22-2024	1,956,240	1,947,691
				3,481,064

Real Estate Management & Development : 0.49%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.58	3-24-2024	1,353,670	1,351,977

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Capital Automotive LP (1 Month LIBOR +6.00%) ±‡	8.08%	3-24-2025	$767,818	$779,336
				2,131,313

Telecommunication Services : 0.78%

Diversified Telecommunication Services : 0.68%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.33	2-22-2024	555,420	556,192
Telesat Canada (3 Month LIBOR +2.50%) ±	4.84	11-17-2023	2,441,736	2,443,762
				2,999,954

Wireless Telecommunication Services : 0.10%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.63	2-2-2024	444,375	444,264

Utilities : 0.35%

Independent Power & Renewable Electricity Producers : 0.35%
TerraForm Power Operating LLC (1 Month LIBOR +2.00%) ±‡	4.08	11-8-2022	671,625	671,625
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.33	12-14-2023	889,420	888,940
				1,560,565

Total Loans (Cost $88,055,324)				87,036,742

Non-Agency Mortgage-Backed Securities : 4.15%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) ±144A	3.60	4-14-2029	500,000	500,452
Argent Securities Incorporated Series 2004-W5 Class AV3B (1 Month LIBOR +0.90%) ±	2.96	4-25-2034	49,622	49,598
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.66	7-10-2044	547,504	225,922
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	140,823	141,547
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	213,126	225,198
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	4.08	4-25-2033	259,673	246,598
Benchmark Mortgage Trust Bmark 2018 B1 A2	3.57	1-15-2051	195,000	196,553
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR +0.93%) ±144A	3.26	7-18-2027	500,000	499,663
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	25,225	25,556
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	99,365	101,596
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) ±144A	3.15	1-20-2028	485,000	480,571
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.87	9-10-2045	1,000,000	1,013,307
Citigroup Commercial Mortgage Trust Series 2015 Class A (1 Month LIBOR +1.15%) ±144A	3.22	9-15-2027	595,000	594,992
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) ±144A	2.92	7-15-2032	750,000	750,248
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) ±144A	3.17	7-15-2030	928,845	925,404
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 (1 Month LIBOR +0.76%) ±	2.82	12-25-2033	19,048	18,976
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	1,004,762
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	205,000	204,709
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	506,811
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.60	12-10-2044	500,000	496,597
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	3.69	10-25-2033	57,461	56,762
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	3.55	9-25-2032	427,742	415,191
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	4.15	6-25-2033	80,753	81,093

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	3.78%	3-25-2033	$20,045	$19,952
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 (1 Month LIBOR +0.66%) ±	2.72	4-25-2036	1,430	1,431
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) ±144A	3.25	12-31-2027	500,000	499,995
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) ±144A	2.38	11-25-2032	85,679	81,381
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.36	8-10-2043	5,056,783	112,057
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.18	5-10-2045	3,307,671	165,690
GSAA Home Equity Trust Series 2004-5 Class AF5	4.44	6-25-2034	1,548	1,547
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 (1 Month LIBOR +0.65%) ±	2.71	4-25-2035	3,267	3,271
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) ±144A	2.36	3-25-2035	63,327	62,880
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	4.88	1-15-2047	50,000	51,995
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±±	5.47	6-12-2047	249,995	249,690
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.21	6-12-2047	214,281	210,664
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	82,051	82,166
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL (1 Month LIBOR +0.95%) ±144A	3.04	7-5-2033	440,000	439,733
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	4.43	7-25-2034	48,682	49,366
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	4.07	7-25-2034	46,764	46,168
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	3.84	6-25-2035	164,628	168,436
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±±	6.00	2-27-2037	2,792	2,788
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	3.63	12-25-2033	305,339	307,059
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.72	1-25-2034	8,222	8,153
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	4.20	11-21-2034	13,399	13,752
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	8,704	8,839
MASTR Specialized Loan Trust Series 2005-3 Class A1 (1 Month LIBOR +0.36%) ±144A	2.42	11-25-2035	195,320	194,649
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3	5.25	8-25-2036	7,542	7,555
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	188,224	194,794
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	3.18	1-25-2029	70,693	70,649
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.47	8-15-2045	4,130,756	187,866
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.16	8-15-2046	569,000	586,450
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 (1 Month LIBOR +1.05%) ±	3.11	12-27-2033	386,406	387,480
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.42	3-15-2045	900,000	917,661
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.38	9-25-2034	38,069	41,480
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	2.99	11-25-2034	1,165,049	1,167,400
Octagon Investment Partners Series 2015-1A Class A1R (3 Month LIBOR +0.90%) ±144A	3.23	5-21-2027	700,000	699,163
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±±	3.81	5-25-2035	17,432	17,107
Rait Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) ±144A	2.92	12-15-2037	266,542	266,466
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±±	4.45	12-26-2035	165	165
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	44,442	44,411
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	2.85	4-20-2033	11,492	11,289
SoFi Professional Loan Program LLC Series 2017-A Class A2B 144A	2.40	3-26-2040	750,000	726,341
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) ±144A	2.94	8-20-2030	465,000	464,997
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	3.85	3-25-2034	36,114	35,666
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	3.20	11-25-2033	159,555	158,462
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.71	5-15-2033	3,596,945	110,471

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50%	7-25-2034	$111,219	$119,423
Wind River CLO Limited Series 2013-2A Class BR (3 Month LIBOR +1.60%) ±144A	3.93	10-18-2030	500,000	497,752
Total Non-Agency Mortgage-Backed Securities (Cost $18,497,651)				18,256,816

		Expiration date	Shares
Rights : 0.04%

Utilities : 0.04%

Independent Power & Renewable Electricity Producers : 0.04%
Vistra Energy Corporation †		12-31-2046	327,375	199,699

Total Rights (Cost $340,913)				199,699

		Maturity date	Principal
Yankee Corporate Bonds and Notes : 9.17%

Consumer Discretionary : 0.20%

Media : 0.17%
WPP Finance 2010	3.63	9-7-2022	$750,000	733,433

Textiles, Apparel & Luxury Goods : 0.03%
Eagle Intermediate Global Holding BV 144A	7.50	5-1-2025	150,000	149,250

Consumer Staples : 0.34%

Beverages : 0.18%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	779,418

Tobacco : 0.16%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	734,927

Energy : 2.08%

Energy Equipment & Services : 0.40%
Ensco plc	5.75	10-1-2044	2,320,000	1,687,800
Trinidad Drilling Limited 144A	6.63	2-15-2025	75,000	72,750
				1,760,550

Oil, Gas & Consumable Fuels : 1.68%
Baytex Energy Corporation 144A	5.13	6-1-2021	2,114,000	2,045,295
Baytex Energy Corporation 144A	5.63	6-1-2024	900,000	843,750
Griffin Coal Mining Company Limited 144A(a)†	9.50	12-1-2016	1,122,015	0
Griffin Coal Mining Company Limited (a)†	9.50	12-1-2016	91,731	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	1,375,000	1,368,125
Teekay Corporation	8.50	1-15-2020	3,025,000	3,142,219
				7,399,389

Financials : 2.22%

Banks : 0.82%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000	756,746
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	652,962
Corporación Andina de Fomento	4.38	6-15-2022	958,000	985,638
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	807,188
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	413,963

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Preferred Term Securities XII Limited (a)†	0.00%	12-24-2033	$635,000	$0
				3,616,497

Diversified Financial Services : 1.24%
Intelsat Jackson Holdings SA	5.50	8-1-2023	5,275,000	4,859,594
Tyco Electronics Group SA	3.50	2-3-2022	625,000	627,591
				5,487,185

Insurance : 0.16%
Sompo International Holdings Limited	7.00	7-15-2034	575,000	689,074

Health Care : 1.36%

Pharmaceuticals : 1.36%
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	2,200,000	2,084,500
Valeant Pharmaceuticals International Incorporated 144A	5.50	11-1-2025	375,000	375,353
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	770,000	739,585
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	1,940,000	1,818,750
Valeant Pharmaceuticals International Incorporated 144A	6.50	3-15-2022	325,000	338,878
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	575,000	609,644
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	10,000	10,201
				5,976,911

Industrials : 1.10%

Commercial Services & Supplies : 0.52%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,350,000	2,311,813

Machinery : 0.25%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	260,000
Sensata Technologies BV 144A	6.25	2-15-2026	800,000	839,000
				1,099,000

Professional Services : 0.15%
IHS Markit Limited 144A	4.75	2-15-2025	650,000	651,625

Road & Rail : 0.18%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	773,045

Materials : 1.28%

Containers & Packaging : 0.87%
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000	368,438
Ardagh Packaging Finance plc 144A	6.00	2-15-2025	1,700,000	1,659,625
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	725,000	755,813
OI European Group BV 144A	4.00	3-15-2023	1,100,000	1,039,500
				3,823,376

Metals & Mining : 0.41%
ArcelorMittal SA	6.13	6-1-2025	275,000	297,880
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	750,263
Vale Overseas Limited	4.38	1-11-2022	750,000	763,500
				1,811,643

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.44%

Diversified Telecommunication Services : 0.30%
Intelsat Luxembourg SA	7.75%	6-1-2021	$1,000,000	$950,000
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	375,038
				1,325,038

Wireless Telecommunication Services : 0.14%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	589,800

Utilities : 0.15%

Electric Utilities : 0.15%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	664,625

Total Yankee Corporate Bonds and Notes (Cost $40,918,236)				40,376,599

	Yield
Short-Term Investments : 2.98%

Investment Companies : 2.98%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.83		13,113,484	13,113,484

Total Short-Term Investments (Cost $13,113,484)				13,113,484

Total investments in securities (Cost $639,999,797)	141.88%			624,675,139
Other assets and liabilities, net	(41.88)			(184,406,458)

Total net assets	100.00%			$440,268,681

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian rupee

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Multi-Sector Income Fund

LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
NZD	New Zealand dollar
PEN	Peruvian sol
REIT	Real estate investment trust
ZAR	South African rand

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,651,250	108,957,248	121,495,014	13,113,484	$13,113,484	2.98%

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$7,679,268	$0	$7,679,268
Asset-backed securities	0	4,221,163	0	4,221,163
Common stocks
Materials	997	0	0	997
Corporate bonds and notes	0	335,713,463	0	335,713,463
Foreign corporate bonds and notes	0	18,838,481	0	18,838,481
Foreign government bonds	0	99,238,427	0	99,238,427
Loans	0	74,062,769	12,973,973	87,036,742
Non-agency mortgage-backed securities	0	18,256,816	0	18,256,816
Rights
Utilities	0	199,699	0	199,699
Yankee corporate bonds and notes	0	40,376,599	0	40,376,599
Short-term investments
Investment companies	13,113,484	0	0	13,113,484

Total assets	$13,114,481	$598,586,685	$12,973,973	$624,675,139

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers between Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2017	$700,000	$20,926,735	$7,293	$21,634,028
Accrued discounts (premiums)	0	16,520	0	16,520
Realized gains (losses)	0	(48,598)	0	(48,598)
Change in unrealized gains (losses)	(837)	(456,272)	602,164	145,055
Purchases	0	3,004,091	0	3,004,091
Sales	0	(9,108,503)	(609,457)	(9,717,960)
Transfers into Level 3	0	3,376,029	0	3,376,029
Transfers out of Level 3	(699,163)	(4,736,029)	0	(5,435,192)

Balance as of July 31, 2018	$0	$12,973,973	$0	$12,973,973

Change in unrealized gains (losses) relating to securities still held at July 31, 2018	$0	$(31,271)	$0	$(31,271)

The loan in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Multi-Sector Income Fund

By:	/s/ Andrew Owen
Andrew Owen President

Date:	September 24, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	September 24, 2018